Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets and Goodwill
NOTE 10 - INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

	Patents and trademarks	Customer relationships	Technology	Total

Cost:

At January 1, 2019	$192,032	$2,118,739	$1,590,958	$3,901,729

Additions	–	–	–	–

Acquisitions	–	14,168,830	10,212,390	24,381,220

Effect of movements in exchange rates	(9,374)	(46,579)	(47,366)	(103,319)

Balance at December 31, 2019	$182,658	$16,240,990	$11,755,982	$28,179,630

Additions	–	–	2,333,666	2,333,666

Acquisitions	–	3,434,334	3,846,189	7,280,523

Effect of movements in exchange rates	(2,957)	(38,494)	(32,016)	(73,467)

Balance at December 31, 2020	$179,701	$19,636,830	$17,903,821	$37,720,352

Additions	–	–	440,965	440,965

Effect of movement in exchange rates	(343)	(3,217)	1,556	(2,004)

Balance at December 31, 2021	$179,358	$19,633,613	$18,346,342	$38,159,313

Accumulated amortization and impairments:

At January 1, 2019	$51,238	$333,430	$349,188	$733,856

Amortization 1	36,564	1,668,090	1,618,368	3,323,022

Impairment	–	–	507,433	507,433

Effect of movements in exchange rates	(3,219)	(23,895)	(28,656)	(55,770)

Balance at December 31, 2019	$84,583	$1,977,625	$2,446,333	$4,508,541

Amortization 1	35,243	2,696,767	2,753,602	5,485,612

Effect of movements in exchange rates	(3,078)	(19,774)	(17,788)	(40,640)

Balance at December 31, 2020	$116,748	$4,654,618	$5,182,147	$9,953,513

Amortization 1	32,073	3,099,234	4,479,503	7,610,810

Effect of movement in exchange rates	85	3,820	5,252	9,157

Balance at December 31, 2021	$148,906	$7,757,672	$9,666,902	$17,573,480

Carrying amounts:

Balance at December 31, 2020	$62,953	$14,982,212	$12,721,674	$27,766,839

Balance at December 31, 2021	$30,452	$11,875,941	$8,679,440	$20,585,833

1	Amortization charges are included in depreciation and amortization in the consolidated statements of loss and comprehensive loss.
b) Goodwill
Goodwill is tested for impairment on an annual basis at December 31, and when there are indicators the carrying amount may be impaired. In reviewing indicators of impairment, the Company considers the relationship between its market capitalization and its book value, among other qualitative and quantitative factors. At December 31, 2021, the Company had two CGUs, mCloud Technologies Corp. and Agnity (December 31, 2020 - two CGUs). Goodwill is all allocated to mCloud Technologies Corp. as this CGU benefits from prior business combinations. Furthermore, the Company has no ownership of the Agnity CGU but instead 100% non-controlling interest and this CGU does not include goodwill. The carrying amount of goodwill is as follows:

	December 31, 2021	December 31, 2020

Opening balance	$27,086,727	$18,758,975

Acquisitions, business combinations (Note 18)	–	8,405,341

Effect of movements in exchange rates	(4,932)	(77,589)

Total goodwill	$27,081,795	$27,086,727
The recoverable amount of the mCloud CGU was determined using fair value less costs of disposal (“FVLCD”) with reference to the market capitalization of the Company. The impairment test of goodwill at December 31, 2021, concluded that the recoverable amount exceeded the carrying amount of the CGU, including goodwill, and as such no goodwill impairment existed. At December 31, 2021, the enterprise value implied by market capitalization of the Company was $146,500,000 compared to a net asset carrying value of $36,160,000.